DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ 36	$ (328)
Income before income taxes	41	(345)
Increase (decrease) in income tax payable	(2)	(2)
Tax impact of amounts recognized within accumulated OCI	(5)	19
Increase (decrease) in other tax payable	2	0
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	257	266
Additions based on uncertain tax positions related to prior years	1	19
Additions based on uncertain tax positions related to the current year	7	0
Reductions for tax positions of prior years	(45)	(28)
Reclassifications	(160)	0
Estimated financial effect of contingent liabilities	60	257
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	80	(181)
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(56)	(97)
Tax loss carry forwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(23)	(127)
AMT and other tax credits [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(10)	(3)
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	27	48
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ 18	$ 32